Vessels in Operation, net (Tables)	12 Months Ended
Dec. 31, 2018
Vessels In Operation [Member]
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2016	1,727,491	33,949	1,761,440
Additions	1,940	268	2,208
Transfer in from vessels under construction	327,571	3,550	331,121
Disposals	—	(1,492)	(1,492)
Reduction in contract cost of newbuild vessels	(280)	—	(280)

December 31, 2017	2,056,722	36,275	2,092,997
Additions	648	5,796	6,444
Transfer in from vessels under construction	—	—	—
Disposals	—	(10,163)	(10,163)

December 31, 2018	2,057,370	31,908	2,089,278

Accumulated Depreciation
December 31, 2016	268,677	12,404	281,081
Charge for the period	64,031	9,238	73,269
Disposals for the period	—	(1,492)	(1,492)

December 31, 2017	332,708	20,150	352,858
Charge for the period	67,809	7,909	75,718
Disposals for the period	—	(10,163)	(10,163)

December 31, 2018	400,517	17,896	418,413

Net Book Value
December 31, 2016	$1,458,814	$21,545	$1,480,359

December 31, 2017	$1,724,014	$16,125	$1,740,139

December 31, 2018	$1,656,853	$14,012	$1,670,865

Vessels Under Construction [Member]
Vessels

	2017 (in thousands)	2018 (in thousands)
Vessels under construction as of January 1	$150,492	$—
Payments to shipyard	174,131	—
Other payments including initial stores and site costs	4,783	—
Capitalized interest	1,715	—
Transfer to vessels in operation	(331,121)	—

Vessels under construction as of December 31	$—	$—